Business, Initial Public Offering, and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 01, 2015	Dec. 16, 2013	Dec. 31, 2014
Business, Initial Public Offering, and Basis of Presentation (Textual)
Limited partnership formation date			Jul. 24, 2013
Initial public offering, price per unit		$ 23.00
Gross proceeds from issuance of common limited partners units		$ 396.8
Offering costs		27.6
Net proceeds from Issuance of common limited partner units		$ 369.2
IPO [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Initial public offering of common units (including over-allotment option), number of units		17,250,000
Over-Allotment Option [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Initial public offering of common units (including over-allotment option), number of units		2,250,000
Majority Shareholder [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Aggregate limited partner interest		68.60%
Number of general partner units VLO received in exchange for the Contributed Assets, units		1,175,102
VLO's general partner ownership interest, percentage		2.00%
Majority Shareholder [Member] | Common Unitholder Valero [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Number of common units received in exchange for the Contributed Assets, units		11,539,989
Majority Shareholder [Member] | Subordinated Unitholder Valero [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Number of common units received in exchange for the Contributed Assets, units		28,789,989
Texas Crude Systems Business [Member] | Majority Shareholder [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Effective date of the acquisition			Jul. 01, 2014
Houston and St. Charles Terminal Services Business [Member] | Subsequent Event [Member] | Majority Shareholder [Member]
Business, Initial Public Offering, and Basis of Presentation (Textual)
Effective date of the acquisition	Mar. 01, 2015